Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Land	$ 67,640	$ 67,640
Buildings	95,481	28,507
Machinery and equipment	85,851	75,326
Furniture and fixtures	12,707	9,506
Leasehold and buildings improvement	33,707	9,590
Software	82,403	69,854
Total	377,789	260,423
Accumulated Depreciation	159,584	135,279
Prepayment and construction in progress	761	63,254
Property and equipment, net	218,966	188,398	$ 167,417
Software
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	76,943	62,680
Buildings
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	8,347	7,172
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	61,433	51,791
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	6,635	7,148
Leasehold and buildings improvement
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	$ 6,226	$ 6,488